Offerings	Jun. 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.007 per share
Maximum Aggregate Offering Price	$ 4,000,000.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 552.40
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the pre-funded warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent's warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the Placement Agent warrants
Maximum Aggregate Offering Price	$ 119,999.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.57
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Represents warrants to purchase an amount of shares of our common stock equal to 3% of the number of shares of common stock and/or pre-funded warrants and/or warrants issued in this offering (including any shares sold to cover over-allotments, if any), at an exercise price per share equal to 110% of the combined public offering price.